INTANGIBLE ASSETS (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 0	$ 549,679
Research and development costs	233,265	985,006	$ 386,044
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 0	549,679
Estimated useful life	three years
Customer relationship [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 657,094	$ 657,094	$ 0